Intangible assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 116,294	$ 69,673	$ 59,089	$ 29,517	$ 25,406
Trademarks	1,560	1,560	1,560	1,560	1,560
Intangible assets, net	117,854	71,233	60,649	31,077	26,966
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 1,560	$ 1,560	1,560	1,560	1,560
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset estimated useful life	15 years	15 years
Patents	$ 126,246	$ 74,562	62,847	31,067	26,450
Less: Accumulated amortization	(9,952)	(4,889)	(3,758)	(1,550)	(1,044)
Subtotal	$ 116,294	$ 69,673	$ 59,089	$ 29,517	$ 25,406